SARATOGA ADVANTAGE TRUST

Investment Quality Bond Portfolio

Class I	SIBPX
Class A	SQBAX
Class C	SQBCX

Incorporated herein by reference is the definitive version of the Prospectus supplements for the Saratoga Investment Quality Bond Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 29, 2017 (SEC Accession No. 0001580642-17-006845).